Revenue from services provided to customers (Tables)	6 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Revenues by types of service

Millions of yen
Six months ended September 30
2018
Commissions	¥154,239
Fees from investment banking	43,078
Asset management and portfolio service fees	125,721
Other revenue	29,008

Total	¥352,046

Millions of yen
Three months ended September 30
2018
Commissions	¥74,783
Fees from investment banking	19,119
Asset management and portfolio service fees	62,740
Other revenue	15,552

Total	¥172,194

Customer contract receivables, customer contract assets and customer contract liabilities

	Millions of yen
	April 1, 2018	September 30, 2018
Customer contract receivables	¥68,927	¥78,346
Customer contract liabilities(1)	3,792	3,880

(1)	Customer contract liabilities primarily represent rise from investment advisory services recognized in connection with the term of the contract based on time elapsed.